Investment Strategy	Mar. 31, 2026
Class A C Inst Serv Inv R6 Shares [Member] | Goldman Sachs Dynamic Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund may invest up to 30% of its Net Assets in Municipal Securities that, at the time of purchase, are non-investment grade (commonly referred to as “junk bonds”). Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund may purchase the securities of issuers that are in default. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may focus its investments in issuers within the same state or economic sector. The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. As part of the team’s fundamental investment process, the team may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. In addition, individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. No one factor or consideration is determinative in the fundamental investment process. Under normal interest rate conditions, the Fund’s duration is expected to range between two and eight years. (Historically, over the last five years, the duration of the Bloomberg Municipal Bond 1-10 Year Blend Index has been between approximately 3.81 and 4.30 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the Bloomberg Municipal Bond 1-10 Year Blend Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund may invest up to 30% of its Net Assets in Municipal Securities that, at the time of purchase, are non-investment grade (commonly referred to as “junk bonds”). Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).
Class A C Inst Serv Inv R6 Shares [Member] | Goldman Sachs Short Duration Tax-Free Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.Under normal market conditions, the Fund’s investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund’s Net Assets. The interest from private activity bonds (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund invests in securities rated at least BBB or Baa by a NRSRO at the time of purchase, or if unrated, determined by its investment adviser to be of comparable credit quality.The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. As part of the team’s fundamental investment process, the team may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. In addition, individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. No one factor or consideration is determinative in the fundamental investment process. Under normal interest rate conditions, the Fund’s duration is expected to approximate that of the Bloomberg Municipal Bond 1-3 Year Blend Index, plus or minus 0.5 years. (Historically, over the last five years, the duration of the Bloomberg Municipal Bond 1-3 Year Blend Index has ranged between 1.98 and 2.19 years). The reference to “Short Duration” in the Fund’s name refers to this duration. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the Bloomberg Municipal Bond 1-3 Year Blend Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund’s investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund’s Net Assets. The interest from private activity bonds (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund invests in securities rated at least BBB or Baa by a NRSRO at the time of purchase, or if unrated, determined by its investment adviser to be of comparable credit quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax.
Class A C Inst Serv Inv R6 Shares [Member] | Goldman Sachs Global Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in core fixed income securities of U.S. and foreign issuers.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. dollar. The Fund also enters into transactions in foreign currencies, typically through the use of forward contracts and swap contracts. The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Under normal market conditions, the Fund will: ◼Have at least 30% of its Net Assets, after considering the effect of currency positions, denominated in U.S. dollars ◼Have investments economically tied to at least three countries, including the United States ◼Seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuationsCore fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB-, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers economically tied to each of Canada, Germany, Japan and the United Kingdom as well as in the securities of U.S. issuers. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single foreign country. The Fund may also invest in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”) up to the weight of emerging countries debt in the Fund’s benchmark index plus 10% of its total assets measured at the time of purchase (“Total Assets”). The fixed income securities in which the Fund may invest include: ◼Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), and custodial receipts therefor ◼Securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities ◼Corporate debt securities ◼Certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion ◼Commercial paper ◼Privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage- Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”) and asset-backed securities (including collateralized loan obligations)The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in fixed income securities rated at least BBB– or Baa3 at the time of purchase, and at least 25% of the Fund’s Total Assets will be invested in fixed income securities rated at least AAA or Aaa at the time of purchase or U.S Government Securities. Securities will either be rated by an NRSRO or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) (the “Index”), plus or minus 2 years, and over the last five years ended June 30, 2026, the duration of the Index has ranged between 6.12 and 7.34 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. Subject to the above, there are no limits on the length of remaining maturities of securities held by the Fund. The approximate interest rate sensitivity of the Fund is generally comparable to that of a 6 year bond. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.Core fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB-, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund also enters into transactions in foreign currencies, typically through the use of forward contracts and swap contracts. The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Under normal market conditions, the Fund will: ◼Have at least 30% of its Net Assets, after considering the effect of currency positions, denominated in U.S. dollars ◼Have investments economically tied to at least three countries, including the United States ◼Seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuationsThe fixed income securities in which the Fund may invest include: ◼Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), and custodial receipts therefor ◼Securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities ◼Corporate debt securities ◼Certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion ◼Commercial paper ◼Privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage- Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”) and asset-backed securities (including collateralized loan obligations)
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in core fixed income securities of U.S. and foreign issuers.
Class A C Inst Serv Inv R6 Shares [Member] | Goldman Sachs Short Duration Government Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and in repurchase agreements collateralized by such securities.Substantially all of the Fund’s Net Assets will be invested in U.S. Government Securities and instruments based on U.S. Government Securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options and interest rate swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the ICE BofAML Two-Year U.S. Treasury Note Index, plus or minus 1 year, and over the past five years ended June 30, 2026, the duration of this index has ranged between 1.78 and 1.99 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the ICE BofAML Two-Year U.S. Treasury Note Index. Fixed Income Investment Philosophy: Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Substantially all of the Fund’s Net Assets will be invested in U.S. Government Securities and instruments based on U.S. Government Securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options and interest rate swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and in repurchase agreements collateralized by such securities.
Class A C Inst Inv R6 Shares [Member] | Goldman Sachs High Yield Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.The Fund invests, under normal circumstances, a majority of its total assets measured at the time of purchase (“Total Assets”) in high-yield Municipal Securities. High-yield securities are securities that, at the time of purchase, are medium quality or non-investment grade. Medium quality securities are rated BBB or Baa by a nationally recognized statistical rating organization (“NRSRO”), and non-investment grade securities are securities rated BB+, Ba1 or below by an NRSRO. Non-investment grade securities are commonly known as “junk bonds.” The Fund may also invest in unrated securities determined by the Investment Adviser to be of comparable credit quality. The Fund may purchase the securities of issuers that are in default. Under normal circumstances, the Fund may also invest the remainder of its Total Assets in higher grade fixed income securities. In pursuing its principal investment strategy, the Investment Adviser will assess the relative value in the Municipal Securities market from both a credit and yield curve perspective. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. In addition, individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. No one factor or consideration is determinative in the fundamental investment process. Tax-exempt securities offering the high current income sought by the Fund may be predominantly in the lower rating categories of NRSROs (BB+/Ba1 or lower). The Fund may focus its investments in issuers within the same state or economic sector. The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). In addition, the Fund may invest in securities of other investment companies (specifically, registered money market funds) to manage uninvested cash in the portfolio. Under normal interest rate conditions, the Fund’s duration is expected to approximate that of the Goldman Sachs High Yield Municipal Fund Composite Index (comprised of 40% Bloomberg Municipal Bond Index and 60% Bloomberg Municipal High Yield Bond Index), plus or minus two years. (Historically over the last five years, the duration of the Goldman Sachs High Yield Municipal Fund Composite Index has ranged between 5.88 and 7.48 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performances against the Goldman Sachs High Yield Municipal Fund Composite Index, which is composed of the Bloomberg Municipal High Yield Bond Index (60%) and the Bloomberg Municipal Bond Index (40%) (with distributions reinvested).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests, under normal circumstances, a majority of its total assets measured at the time of purchase (“Total Assets”) in high-yield Municipal Securities. High-yield securities are securities that, at the time of purchase, are medium quality or non-investment grade. Medium quality securities are rated BBB or Baa by a nationally recognized statistical rating organization (“NRSRO”), and non-investment grade securities are securities rated BB+, Ba1 or below by an NRSRO. Non-investment grade securities are commonly known as “junk bonds.” The Fund may also invest in unrated securities determined by the Investment Adviser to be of comparable credit quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).
Class A C Inst Inv R6 Shares [Member] | Goldman Sachs Emerging Markets Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in corporate, quasi-sovereign, and sovereign debt securities and other instruments of issuers in emerging market countries.A debt security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Such instruments may include exchange-traded funds (“ETFs”), structured securities and other investments with similar economic exposures.The Fund’s portfolio managers seek to build a portfolio across the emerging markets debt market consistent with the Fund’s overall risk budget. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. Emerging markets debt securities may include (without limitation) fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper) and collateralized debt and loan obligations. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including ETFs. The Fund intends to use structured securities and derivative instruments, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to gain exposure to certain countries, currencies, issuers or indices. The Fund may invest in securities of any credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, many of the issuers of corporate or other privately issued debt obligations in which the Fund invests will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so-called “high yield” or “junk” bonds) or unrated. Although a majority of the Fund’s assets may be denominated in U.S. Dollars, the Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations. For purposes of the Fund’s policy to invest at least 80% of its Net Assets in debt securities and other instruments of “emerging market country” issuers, the Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. An emerging market country issuer is an issuer economically tied to one or more emerging market countries. Quasi-sovereign debt consists of debt securities issued by companies wholly or majority owned by governments or any of their agencies, political subdivisions or instrumentalities and supranational organizations. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities.The Fund may invest up to 20% of its Net Assets in equity and/or equity related securities and corporate, quasi-sovereign and sovereign debt securities and other instruments of issuers in developed market countries. The Fund may also hold significant amounts of U.S. Treasuries, affiliated money market funds and cash. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified Index (Gross, USD, Unhedged), plus or minus 2 years, and over the last five years ended June 30, 2026, the duration of this index has ranged between 4.0 and 4.7 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified Index (Gross, USD, Unhedged). THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A debt security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Such instruments may include exchange-traded funds (“ETFs”), structured securities and other investments with similar economic exposures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s policy to invest at least 80% of its Net Assets in debt securities and other instruments of “emerging market country” issuers, the Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. An emerging market country issuer is an issuer economically tied to one or more emerging market countries. Quasi-sovereign debt consists of debt securities issued by companies wholly or majority owned by governments or any of their agencies, political subdivisions or instrumentalities and supranational organizations. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in corporate, quasi-sovereign, and sovereign debt securities and other instruments of issuers in emerging market countries.
Class A C Inst Inv R6 Shares [Member] | Goldman Sachs Emerging Markets Debt Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries.A debt security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Such instruments may include credit linked notes and other investments with similar economic exposures.The Fund’s portfolio managers seek to build a portfolio across the emerging markets debt market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Fund may invest in all types of foreign and emerging country fixed income securities, including the following: ◼Debt issued by governments, their agencies and instrumentalities, or by their central banks, including Brady Bonds; ◼Interests in structured securities; ◼Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper); ◼Loan participations; and ◼Repurchase agreements with respect to the foregoing. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. Dollar. The Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to gain exposure to certain countries or currencies. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in securities of any credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so-called “high yield” or “junk” bonds) or unrated. Although a majority of the Fund’s assets may be denominated in U.S. Dollars, the Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations. For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of issuers in “emerging market countries”, the Investment Adviser generally expects a country to be an “emerging market country” if the country is identified as an “emerging market country” in the Fund’s benchmark index. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities. Sovereign debt may also include nominal and real inflation-linked securities. An emerging market country issuer is an issuer economically tied to an emerging market country.The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged), plus or minus 2 years, and over the last five years ended June 30, 2026, the duration of this index has ranged between 6.3 and 8.1 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A debt security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Such instruments may include credit linked notes and other investments with similar economic exposures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of issuers in “emerging market countries”, the Investment Adviser generally expects a country to be an “emerging market country” if the country is identified as an “emerging market country” in the Fund’s benchmark index. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities. Sovereign debt may also include nominal and real inflation-linked securities. An emerging market country issuer is an issuer economically tied to an emerging market country.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries.
Class A C Inst Inv R6 Shares [Member] | Goldman Sachs Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities.Fixed income securities include U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non-U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities.The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. The Fund invests in a multi-sector portfolio of U.S. and foreign investment grade and non-investment grade fixed income investments of varying maturities. The Fund’s investment sectors include, but are not limited to: (a) government securities, (b) corporate debt securities, (c) commercial and residential mortgage-backed securities, (d) asset-backed securities (including CLOs) and (e) emerging countries debt denominated in both U.S. dollars and foreign currencies. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector may vary over time.Non-investment grade fixed income securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund may invest up to 35% of its total assets measured at the time of purchase (“Total Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. The Fund’s investments may be denominated in currencies other than the U.S. dollar. The Fund may invest up to 10% of its Total Assets in privately issued corporate debt securities and other obligations issued by private companies, including privately issued credit obligations and related instruments, and up to an additional 10% of its Total Assets in equity investments, including preferred securities and dividend paying common stocks. The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate, interest rate or index. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, futures contracts (including interest rate futures and treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility, interest rate and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure or to short individual securities or to gain exposure to a credit or asset backed index. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency mortgage-backed securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund will benefit to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund uses short positions and derivatives for both investment and hedging purposes. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s target average duration range under normal interest rate conditions is expected to be between 0 and 8 years, and over the last five years ended June 30, 2026, the duration of the Bloomberg U.S. Aggregate Bond Index has ranged between 5.79 and 6.53 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Aggregate Bond Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Fixed income securities include U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non-U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. The Fund invests in a multi-sector portfolio of U.S. and foreign investment grade and non-investment grade fixed income investments of varying maturities. The Fund’s investment sectors include, but are not limited to: (a) government securities, (b) corporate debt securities, (c) commercial and residential mortgage-backed securities, (d) asset-backed securities (including CLOs) and (e) emerging countries debt denominated in both U.S. dollars and foreign currencies. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector may vary over time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities.
Class P Shares [Member] | Goldman Sachs Dynamic Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund may invest up to 30% of its Net Assets in Municipal Securities that, at the time of purchase, are non-investment grade (commonly referred to as “junk bonds”). Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund may purchase the securities of issuers that are in default. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may focus its investments in issuers within the same state or economic sector. The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. As part of the team’s fundamental investment process, the team may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. In addition, individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. No one factor or consideration is determinative in the fundamental investment process. Under normal interest rate conditions, the Fund’s duration is expected to range between two and eight years. (Historically, over the last five years, the duration of the Bloomberg Municipal Bond 1-10 Year Blend Index has been between approximately 3.81 and 4.30 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the Bloomberg Municipal Bond 1-10 Year Blend Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund may invest up to 30% of its Net Assets in Municipal Securities that, at the time of purchase, are non-investment grade (commonly referred to as “junk bonds”). Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).
Class P Shares [Member] | Goldman Sachs High Yield Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.The Fund invests, under normal circumstances, a majority of its total assets measured at the time of purchase (“Total Assets”) in high-yield Municipal Securities. High-yield securities are securities that, at the time of purchase, are medium quality or non-investment grade. Medium quality securities are rated BBB or Baa by a nationally recognized statistical rating organization (“NRSRO”), and non-investment grade securities are securities rated BB+, Ba1 or below by an NRSRO. Non-investment grade securities are commonly known as “junk bonds.” The Fund may also invest in unrated securities determined by the Investment Adviser to be of comparable credit quality. The Fund may purchase the securities of issuers that are in default. Under normal circumstances, the Fund may also invest the remainder of its Total Assets in higher grade fixed income securities. In pursuing its principal investment strategy, the Investment Adviser will assess the relative value in the Municipal Securities market from both a credit and yield curve perspective. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. In addition, individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. No one factor or consideration is determinative in the fundamental investment process. Tax-exempt securities offering the high current income sought by the Fund may be predominantly in the lower rating categories of NRSROs (BB+/Ba1 or lower). The Fund may focus its investments in issuers within the same state or economic sector. The Fund may invest up to 100% of its Net Assets in private activity bonds, the interest on which (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). In addition, the Fund may invest in securities of other investment companies (specifically, registered money market funds) to manage uninvested cash in the portfolio. Under normal interest rate conditions, the Fund’s duration is expected to approximate that of the Goldman Sachs High Yield Municipal Fund Composite Index (comprised of 40% Bloomberg Municipal Bond Index and 60% Bloomberg Municipal High Yield Bond Index), plus or minus two years. (Historically over the last five years, the duration of the Goldman Sachs High Yield Municipal Fund Composite Index has ranged between 5.88 and 7.48 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performances against the Goldman Sachs High Yield Municipal Fund Composite Index, which is composed of the Bloomberg Municipal High Yield Bond Index (60%) and the Bloomberg Municipal Bond Index (40%) (with distributions reinvested).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests, under normal circumstances, a majority of its total assets measured at the time of purchase (“Total Assets”) in high-yield Municipal Securities. High-yield securities are securities that, at the time of purchase, are medium quality or non-investment grade. Medium quality securities are rated BBB or Baa by a nationally recognized statistical rating organization (“NRSRO”), and non-investment grade securities are securities rated BB+, Ba1 or below by an NRSRO. Non-investment grade securities are commonly known as “junk bonds.” The Fund may also invest in unrated securities determined by the Investment Adviser to be of comparable credit quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes).
Class P Shares [Member] | Goldman Sachs Short Duration Tax-Free Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.Under normal market conditions, the Fund’s investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund’s Net Assets. The interest from private activity bonds (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund invests in securities rated at least BBB or Baa by a NRSRO at the time of purchase, or if unrated, determined by its investment adviser to be of comparable credit quality.The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The team uses a multi-faceted approach when evaluating whether to add or maintain exposure to any individual position. A top-down approach is used to assess broad macro trends while a bottom-up analysis is used to determine relative value between individual securities. As part of the team’s fundamental investment process, the team may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. In addition, individual securities will be considered for purchase or sale based on credit profile, risk, structure, pricing, and portfolio impact, as well as duration management, restructuring, opportunistic trading and tax loss harvesting. No one factor or consideration is determinative in the fundamental investment process. Under normal interest rate conditions, the Fund’s duration is expected to approximate that of the Bloomberg Municipal Bond 1-3 Year Blend Index, plus or minus 0.5 years. (Historically, over the last five years, the duration of the Bloomberg Municipal Bond 1-3 Year Blend Index has ranged between 1.98 and 2.19 years). The reference to “Short Duration” in the Fund’s name refers to this duration. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the Bloomberg Municipal Bond 1-3 Year Blend Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund’s investments in private activity bonds and taxable investments will not exceed, in the aggregate, 20% of the Fund’s Net Assets. The interest from private activity bonds (including the Fund’s distributions of such interest) may be a preference item for purposes of the federal alternative minimum tax. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities. The Fund invests in securities rated at least BBB or Baa by a NRSRO at the time of purchase, or if unrated, determined by its investment adviser to be of comparable credit quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”), the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes), and is not a tax preference item under the federal alternative minimum tax.
Class P Shares [Member] | Goldman Sachs Emerging Markets Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in corporate, quasi-sovereign, and sovereign debt securities and other instruments of issuers in emerging market countries.A debt security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Such instruments may include exchange-traded funds (“ETFs”), structured securities and other investments with similar economic exposures.The Fund’s portfolio managers seek to build a portfolio across the emerging markets debt market consistent with the Fund’s overall risk budget. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. Emerging markets debt securities may include (without limitation) fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper) and collateralized debt and loan obligations. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including ETFs. The Fund intends to use structured securities and derivative instruments, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to gain exposure to certain countries, currencies, issuers or indices. The Fund may invest in securities of any credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, many of the issuers of corporate or other privately issued debt obligations in which the Fund invests will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so-called “high yield” or “junk” bonds) or unrated. Although a majority of the Fund’s assets may be denominated in U.S. Dollars, the Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations. For purposes of the Fund’s policy to invest at least 80% of its Net Assets in debt securities and other instruments of “emerging market country” issuers, the Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. An emerging market country issuer is an issuer economically tied to one or more emerging market countries. Quasi-sovereign debt consists of debt securities issued by companies wholly or majority owned by governments or any of their agencies, political subdivisions or instrumentalities and supranational organizations. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities.The Fund may invest up to 20% of its Net Assets in equity and/or equity related securities and corporate, quasi-sovereign and sovereign debt securities and other instruments of issuers in developed market countries. The Fund may also hold significant amounts of U.S. Treasuries, affiliated money market funds and cash. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified Index (Gross, USD, Unhedged), plus or minus 2 years, and over the last five years ended June 30, 2026, the duration of this index has ranged between 4.0 and 4.7 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the J.P. Morgan Corporate Emerging Markets Bond Index (CEMBISM)—Broad Diversified Index (Gross, USD, Unhedged). THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED MUTUAL FUNDS.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A debt security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Such instruments may include exchange-traded funds (“ETFs”), structured securities and other investments with similar economic exposures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s policy to invest at least 80% of its Net Assets in debt securities and other instruments of “emerging market country” issuers, the Investment Adviser may consider classifications by the World Bank, the International Finance Corporation, the United Nations (and its agencies) or the Fund’s benchmark index provider in determining whether a country is emerging or developed. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. An emerging market country issuer is an issuer economically tied to one or more emerging market countries. Quasi-sovereign debt consists of debt securities issued by companies wholly or majority owned by governments or any of their agencies, political subdivisions or instrumentalities and supranational organizations. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in corporate, quasi-sovereign, and sovereign debt securities and other instruments of issuers in emerging market countries.
Class P Shares [Member] | Goldman Sachs Emerging Markets Debt Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries.A debt security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Such instruments may include credit linked notes and other investments with similar economic exposures.The Fund’s portfolio managers seek to build a portfolio across the emerging markets debt market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Fund may invest in all types of foreign and emerging country fixed income securities, including the following: ◼Debt issued by governments, their agencies and instrumentalities, or by their central banks, including Brady Bonds; ◼Interests in structured securities; ◼Fixed and floating rate, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper); ◼Loan participations; and ◼Repurchase agreements with respect to the foregoing. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. Dollar. The Fund intends to use structured securities or derivatives, including but not limited to credit linked notes, financial future contracts, forward contracts and swap contracts to gain exposure to certain countries or currencies. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in securities of any credit rating. The countries in which the Fund invests may have sovereign ratings that are below investment grade or are unrated. Moreover, to the extent the Fund invests in corporate or other privately issued debt obligations, many of the issuers of such obligations will be smaller companies with stock market capitalizations of $1 billion or less at the time of investment. Securities of these issuers may be rated below investment grade (so-called “high yield” or “junk” bonds) or unrated. Although a majority of the Fund’s assets may be denominated in U.S. Dollars, the Fund may invest in securities denominated in any currency and may be subject to the risk of adverse currency fluctuations. For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of issuers in “emerging market countries”, the Investment Adviser generally expects a country to be an “emerging market country” if the country is identified as an “emerging market country” in the Fund’s benchmark index. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities. Sovereign debt may also include nominal and real inflation-linked securities. An emerging market country issuer is an issuer economically tied to an emerging market country.The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged), plus or minus 2 years, and over the last five years ended June 30, 2026, the duration of this index has ranged between 6.3 and 8.1 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the J.P. Morgan Emerging Markets Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A debt security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Such instruments may include credit linked notes and other investments with similar economic exposures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of issuers in “emerging market countries”, the Investment Adviser generally expects a country to be an “emerging market country” if the country is identified as an “emerging market country” in the Fund’s benchmark index. Such countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Latin America. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities. Sovereign debt may also include nominal and real inflation-linked securities. An emerging market country issuer is an issuer economically tied to an emerging market country.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries.
Class P Shares [Member] | Goldman Sachs High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities.Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.” The Fund may invest in all types of fixed income securities, including loan participations. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar and in securities of issuers located in emerging countries denominated in any currency. However, to the extent that the Investment Adviser has entered into transactions that are intended to hedge the Fund’s position in a non-dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency. Under normal market conditions, the Fund may invest up to 20% of its Net Assets in investment grade fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).The Fund may invest in derivatives, including (i) credit default swap indices (or CDX) and total return swaps for hedging purposes or to seek to increase total return, and (ii) interest rate futures, forwards and swaps to manage the portfolio’s duration. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, plus or minus 2.5 years, depending on the Fund’s risk-adjusted positioning, and over the last five years ended June 30, 2026, the duration of this Index has ranged between 2.67 and 4.27 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund’s investments are selected using a bottom-up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar and in securities of issuers located in emerging countries denominated in any currency. However, to the extent that the Investment Adviser has entered into transactions that are intended to hedge the Fund’s position in a non-dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency. Under normal market conditions, the Fund may invest up to 20% of its Net Assets in investment grade fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities.
Class P Shares [Member] | Goldman Sachs High Yield Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in domestic or foreign floating rate loans and other floating or variable rate obligations rated below investment grade.Non-investment grade obligations are those rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”The Fund’s investments in floating and variable rate obligations may include, without limitation, senior secured loans (including assignments and participations), second lien loans, senior unsecured and subordinated loans, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), debt issued by governments, their agencies and instrumentalities, and debt issued by central banks. The Fund may invest indirectly in loans by purchasing participations or sub-participations from financial institutions. Participations and sub-participations represent the right to receive a portion of the principal of, and all of the interest relating to such portion of, the applicable loan. The Fund expects to invest principally in the U.S. loan market and, to a lesser extent, in the European loan market. The Fund may also invest in other loan markets, although it does not currently intend to do so. Under normal conditions, the Fund may invest up to 20% of its Net Assets in fixed income instruments, of any credit rating, including fixed rate corporate bonds, government bonds, convertible debt obligations, and mezzanine fixed income instruments. The Fund may also invest in floating or variable rate instruments that are rated investment grade and in preferred stock, repurchase agreements and cash securities. The Fund may also invest in derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund’s investments in derivatives may include credit default swaps on credit and loan indices, forward contracts and total return swaps, among others. The Fund may use currency management techniques, such as forward foreign currency contracts, for hedging or non-hedging purposes. The Fund may invest in interest rate futures and swaps to manage the portfolio’s duration. Derivatives that provide exposure to floating or variable rate loans or obligations rated below investment grade are counted towards the Fund’s 80% policy. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged), plus or minus one year, and over the last five years ended June 30, 2026, the duration of this index has ranged between 0.01 and 0.19 years. The Fund’s investments in floating rate obligations will generally have short to intermediate maturities (approximately 4-7 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund’s investments are selected using a bottom-up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Non-investment grade obligations are those rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investments in floating and variable rate obligations may include, without limitation, senior secured loans (including assignments and participations), second lien loans, senior unsecured and subordinated loans, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), debt issued by governments, their agencies and instrumentalities, and debt issued by central banks. The Fund may invest indirectly in loans by purchasing participations or sub-participations from financial institutions. Participations and sub-participations represent the right to receive a portion of the principal of, and all of the interest relating to such portion of, the applicable loan. The Fund expects to invest principally in the U.S. loan market and, to a lesser extent, in the European loan market.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in domestic or foreign floating rate loans and other floating or variable rate obligations rated below investment grade.
Class P Shares [Member] | Goldman Sachs Investment Grade Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in investment grade fixed income securities.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities are securities that are rated at the time of purchase at least BBB– by S&P Global Ratings (“S&P’s”), at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable credit rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are determined by the Investment Adviser to be of comparable credit quality.The Fund may invest in corporate securities, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, and fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”). The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Although the Fund may invest without limit in foreign securities, the Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets at the time of investment, and 10% of the Fund’s total assets may be invested in obligations of emerging countries. Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s total assets.The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. Credit Index, plus or minus one year, and over the last five years ended June 30, 2026, the duration of this Index has ranged between 6.35 and 8.75 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund’s portfolio management team seeks to build a portfolio that reflects their investment views across the investment grade credit market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Credit Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities are securities that are rated at the time of purchase at least BBB– by S&P Global Ratings (“S&P’s”), at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable credit rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are determined by the Investment Adviser to be of comparable credit quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in corporate securities, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, and fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”). The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Although the Fund may invest without limit in foreign securities, the Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets at the time of investment, and 10% of the Fund’s total assets may be invested in obligations of emerging countries. Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s total assets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in investment grade fixed income securities.
Class P Shares [Member] | Goldman Sachs Short Duration High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities.Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”The Fund may invest in all types of fixed income securities including, without limitation, the following: (i) fixed rate and floating rate income securities; (ii) loans and loan participations including: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating, or variable interest rates; (iii) convertible securities; (iv) collateralized debt, bond and loan obligations; (v) bank and corporate debt obligations; (vi) preferred securities and trust preferred securities; (vii) structured securities, including credit-linked notes; and/or (viii) listed and unlisted, public and private, rated and unrated debt instruments and other obligations, including those of financially troubled companies (sometimes known as “distressed securities” or “defaulted securities”).The Fund may invest in fixed income instruments and obligations directly, or indirectly by investing in derivative or synthetic instruments, including, without limitation, credit default swaps (including credit default swaps on credit related indices) and loan credit default swaps. Derivatives or synthetic instruments that provide exposure to high yield, non-investment grade fixed income securities are counted towards the Fund’s 80% policy. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in U.S. dollar denominated as well as non-U.S. dollar denominated (foreign) securities. The Fund may also hold cash, and/or invest in cash equivalents. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index, plus or minus 2 years, and over the last five years ended June 30, 2026, the duration of this index has ranged between 1.83 and 2.70 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund’s investments are selected using a bottom-up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in all types of fixed income securities including, without limitation, the following: (i) fixed rate and floating rate income securities; (ii) loans and loan participations including: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating, or variable interest rates; (iii) convertible securities; (iv) collateralized debt, bond and loan obligations; (v) bank and corporate debt obligations; (vi) preferred securities and trust preferred securities; (vii) structured securities, including credit-linked notes; and/or (viii) listed and unlisted, public and private, rated and unrated debt instruments and other obligations, including those of financially troubled companies (sometimes known as “distressed securities” or “defaulted securities”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities.
Class P Shares [Member] | Goldman Sachs Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in bonds and other fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations), high yield non-investment grade securities (securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”), loan participations and loan assignments and convertible securities. The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. The Fund may invest in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. The Fund may invest up to 15% of its total assets measured at the time of purchase (“Total Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may also purchase securities of issuers in default.The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency Mortgage-Backed Securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund may utilize short positions to implement macro views on securities valuations, long term views on relative value or short term views on security mispricings, as well as any other views the Investment Adviser deems appropriate. For example, the Fund may enter into a TBA agreement to sell an Agency Mortgage-Backed Security that it believes will underperform. The Fund will benefit from a short position to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s investments in non-investment grade securities (i.e., junk bonds) will not exceed 25% of its Total Assets at the time of purchase. Otherwise, the Fund invests in fixed income securities rated at least BBB– or Baa3 at the time of purchase. Securities will either be rated by an NRSRO or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. Aggregate Bond Index (the “Index”), plus or minus 2.5 years, and over the last five years ended June 30, 2026, the duration of the Index has ranged between 5.79 and 6.53 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Aggregate Bond Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”), loan participations and loan assignments and convertible securities. The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. The Fund may invest in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. The Fund may invest up to 15% of its total assets measured at the time of purchase (“Total Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may also purchase securities of issuers in default.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in bonds and other fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations), high yield non-investment grade securities (securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality)
Class P Shares [Member] | Goldman Sachs Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in core fixed income securities.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”) and asset-backed securities (including collateralized loan obligations). The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. Core fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB-, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency Mortgage-Backed Securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund may utilize short positions to implement macro views on securities valuations, long term views on relative value or short term views on security mispricings, as well as any other views the Investment Adviser deems appropriate. For example, the Fund may enter into a TBA agreement to sell an Agency Mortgage-Backed Security that it believes will underperform. The Fund will benefit from a short position to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets measured at the time of purchase (“Total Assets”), and 10% of the Fund’s Total Assets may be invested in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s Total Assets. The Fund may invest in fixed income securities rated at least BBB– or Baa3 at the time of purchase. Securities will either be rated by an NRSRO or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. Aggregate Bond Index (the “Index”) plus or minus one year, and over the last five years ended June 30, 2026, the duration of the Index has ranged between 5.79 and 6.53 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Aggregate Bond Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”) and asset-backed securities (including collateralized loan obligations). The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. Core fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB-, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in core fixed income securities.
Class P Shares [Member] | Goldman Sachs Global Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in core fixed income securities of U.S. and foreign issuers.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Foreign securities include securities of issuers located outside the U.S. or securities quoted or denominated in a currency other than the U.S. dollar. The Fund also enters into transactions in foreign currencies, typically through the use of forward contracts and swap contracts. The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Under normal market conditions, the Fund will: ◼Have at least 30% of its Net Assets, after considering the effect of currency positions, denominated in U.S. dollars ◼Have investments economically tied to at least three countries, including the United States ◼Seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuationsCore fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB-, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).The Fund may invest more than 25% of its total assets in the securities of corporate and governmental issuers economically tied to each of Canada, Germany, Japan and the United Kingdom as well as in the securities of U.S. issuers. Not more than 25% of the Fund’s total assets will be invested in securities of issuers in any other single foreign country. The Fund may also invest in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”) up to the weight of emerging countries debt in the Fund’s benchmark index plus 10% of its total assets measured at the time of purchase (“Total Assets”). The fixed income securities in which the Fund may invest include: ◼Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), and custodial receipts therefor ◼Securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities ◼Corporate debt securities ◼Certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion ◼Commercial paper ◼Privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage- Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”) and asset-backed securities (including collateralized loan obligations)The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in fixed income securities rated at least BBB– or Baa3 at the time of purchase, and at least 25% of the Fund’s Total Assets will be invested in fixed income securities rated at least AAA or Aaa at the time of purchase or U.S Government Securities. Securities will either be rated by an NRSRO or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged) (the “Index”), plus or minus 2 years, and over the last five years ended June 30, 2026, the duration of the Index has ranged between 6.12 and 7.34 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. Subject to the above, there are no limits on the length of remaining maturities of securities held by the Fund. The approximate interest rate sensitivity of the Fund is generally comparable to that of a 6 year bond. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.Core fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB-, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund also enters into transactions in foreign currencies, typically through the use of forward contracts and swap contracts. The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Under normal market conditions, the Fund will: ◼Have at least 30% of its Net Assets, after considering the effect of currency positions, denominated in U.S. dollars ◼Have investments economically tied to at least three countries, including the United States ◼Seek to meet its investment objective by pursuing investment opportunities in foreign and domestic fixed income securities markets and by engaging in currency transactions to seek to enhance returns and to seek to hedge its portfolio against currency exchange rate fluctuationsThe fixed income securities in which the Fund may invest include: ◼Securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), and custodial receipts therefor ◼Securities issued or guaranteed by a foreign government or any of its political subdivisions, authorities, agencies, instrumentalities or by supranational entities ◼Corporate debt securities ◼Certificates of deposit and bankers’ acceptances issued or guaranteed by, or time deposits maintained at, U.S. or foreign banks (and their branches wherever located) having total assets of more than $1 billion ◼Commercial paper ◼Privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage- Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”) and asset-backed securities (including collateralized loan obligations)
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in core fixed income securities of U.S. and foreign issuers.
Class P Shares [Member] | Goldman Sachs Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities.Fixed income securities include U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non-U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities.The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. The Fund invests in a multi-sector portfolio of U.S. and foreign investment grade and non-investment grade fixed income investments of varying maturities. The Fund’s investment sectors include, but are not limited to: (a) government securities, (b) corporate debt securities, (c) commercial and residential mortgage-backed securities, (d) asset-backed securities (including CLOs) and (e) emerging countries debt denominated in both U.S. dollars and foreign currencies. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector may vary over time.Non-investment grade fixed income securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund may invest up to 35% of its total assets measured at the time of purchase (“Total Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. The Fund’s investments may be denominated in currencies other than the U.S. dollar. The Fund may invest up to 10% of its Total Assets in privately issued corporate debt securities and other obligations issued by private companies, including privately issued credit obligations and related instruments, and up to an additional 10% of its Total Assets in equity investments, including preferred securities and dividend paying common stocks. The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate, interest rate or index. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, futures contracts (including interest rate futures and treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility, interest rate and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure or to short individual securities or to gain exposure to a credit or asset backed index. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency mortgage-backed securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund will benefit to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund uses short positions and derivatives for both investment and hedging purposes. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s target average duration range under normal interest rate conditions is expected to be between 0 and 8 years, and over the last five years ended June 30, 2026, the duration of the Bloomberg U.S. Aggregate Bond Index has ranged between 5.79 and 6.53 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Aggregate Bond Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Fixed income securities include U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non-U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. The Fund invests in a multi-sector portfolio of U.S. and foreign investment grade and non-investment grade fixed income investments of varying maturities. The Fund’s investment sectors include, but are not limited to: (a) government securities, (b) corporate debt securities, (c) commercial and residential mortgage-backed securities, (d) asset-backed securities (including CLOs) and (e) emerging countries debt denominated in both U.S. dollars and foreign currencies. The Fund may not have exposure to all of these investment sectors, and the Fund’s exposure to any one investment sector may vary over time.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities.
Class P Shares [Member] | Goldman Sachs Dynamic Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.The types of bonds and other fixed income investments in which the Fund may invest include, but are not limited to: U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non-U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. Non-investment grade fixed income securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.The Fund may invest in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. There is no limitation to the amount the Fund invests in non-investment grade or emerging market securities. From time to time, the Fund may also invest in preferred stock. The Fund’s investments may be denominated in currencies other than the U.S. dollar. The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate, interest rate or index. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, futures contracts (including interest rate futures and treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility, interest rate and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure or to short individual securities or to gain exposure to a credit or asset backed index. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency Mortgage-Backed Securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund may utilize short positions to implement macro views on securities valuations, long term views on relative value or short term views on security mispricings, as well as any other views the Investment Adviser deems appropriate. For example, the Fund may enter into a TBA agreement to sell an Agency Mortgage-Backed Security that it believes will underperform. The Fund will benefit from a short position to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). “Dynamic” in the Fund’s name means that the Fund implements a flexible bond strategy that invests tactically across the global fixed income universe. The Fund attempts to exploit pricing anomalies throughout the global fixed income and currency markets. Additionally, the Fund uses short positions and derivatives for both investment and hedging purposes. The Fund may sell investments that the portfolio managers believe are no longer favorable with regard to these factors. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the ICE BofAML Three-Month U.S. Treasury Bill Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.“Dynamic” in the Fund’s name means that the Fund implements a flexible bond strategy that invests tactically across the global fixed income universe.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The types of bonds and other fixed income investments in which the Fund may invest include, but are not limited to: U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non-U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. Non-investment grade fixed income securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.
Class P Shares [Member] | Goldman Sachs Enhanced Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities and derivatives that have similar economic characteristics to such securities.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset- backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”). The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). Except for asset-backed securities, Mortgage-Backed Securities and U.S. Treasury securities deliverable in futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities and Mortgage-Backed Securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities.The Fund may not invest, in the aggregate, more than 10% of its total assets measured at the time of purchase (“Total Assets”) in (i) emerging countries debt and (ii) non-investment grade fixed income securities. The Fund may engage in forward foreign currency transactions in G4 currencies (U.S. dollar, euro, Great British pound and Japanese yen) for both hedging and non-hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile). The Fund also intends to invest in other derivative instruments, including (but not limited to) interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund’s target duration range under normal interest rate conditions is expected to be approximately 1 year plus or minus 1 year, and over the past five years ended June 30, 2026, the duration of the ICE BofAML One-Year U.S. Treasury Note Index has ranged between 0.88 to 1.00 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the ICE BofAML One-Year U.S. Treasury Note Index. Fixed Income Investment Philosophy: Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset- backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”). The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). Except for asset-backed securities, Mortgage-Backed Securities and U.S. Treasury securities deliverable in futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities and Mortgage-Backed Securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities and derivatives that have similar economic characteristics to such securities.
Class P Shares [Member] | Goldman Sachs Inflation Protected Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in inflation protected securities (“IPS”) of varying maturities issued by the U.S. Treasury (“TIPS”) and other U.S. and non-U.S. Government agencies and corporations (“CIPS”).IPS are designed to provide inflation protection to investors. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (the “CPIU”) as the measurement of inflation, while other issuers of IPS may use other indices as the measure of inflation. IPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the CPIU. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation protected bonds typically have lower yields than conventional fixed-rate bonds. The remainder of the Fund’s Net Assets (up to 20%) may be invested in other fixed income securities, including securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), asset-backed securities, mortgage-backed securities, corporate securities, non-investment grade fixed income securities and securities issued by foreign corporate and governmental issuers. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund also intends to invest in derivatives, including (but not limited to) futures and inflation-linked swaps, primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration, and/or gain exposure to certain fixed income securities.The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, plus or minus 2 years, and over the past five years ended June 30, 2026, the duration of this index has ranged between 6.17 and 7.84 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. TIPS Index. Fixed Income Investment Philosophy: Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	IPS are designed to provide inflation protection to investors. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (the “CPIU”) as the measurement of inflation, while other issuers of IPS may use other indices as the measure of inflation. IPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The remainder of the Fund’s Net Assets (up to 20%) may be invested in other fixed income securities, including securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), asset-backed securities, mortgage-backed securities, corporate securities, non-investment grade fixed income securities and securities issued by foreign corporate and governmental issuers. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund also intends to invest in derivatives, including (but not limited to) futures and inflation-linked swaps, primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration, and/or gain exposure to certain fixed income securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in inflation protected securities (“IPS”) of varying maturities issued by the U.S. Treasury (“TIPS”) and other U.S. and non-U.S. Government agencies and corporations (“CIPS”).
Class P Shares [Member] | Goldman Sachs Short Duration Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in U.S. or foreign fixed income securities.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.These fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), high yield floating rate loans (“Bank Loans”) and sovereign and corporate debt securities, and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and may purchase securities of issuers in default. The Fund may seek to obtain exposure to these investments through investments in affiliated or unaffiliated investment companies including exchange-traded funds (“ETFs”), the Goldman Sachs High Yield Fund, Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund.The Fund may not invest, in the aggregate, more than 20% of its total assets measured at the time of purchase (“Total Assets”) in (i) emerging countries debt and (ii) non-investment grade fixed income securities. The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile). The Fund also intends to invest in other derivative instruments, including (but not limited to) interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. Except as described above, the Fund invests in fixed income securities rated at least BBB- or Baa3 at the time of purchase. The Fund will deem a security to have the highest credit rating assigned to it from an NRSRO at the time of purchase, if more than one NRSRO rates the security. Unrated securities may be purchased by the Fund if they are determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Goldman Sachs Short Duration Bond Fund Composite Index plus or minus two years, and during the past five years ended June 30, 2026, the duration of this index ranged between 1.72 and 1.96 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged), which is comprised of the Bloomberg U.S. 1-3 Year Corporate Bond Index (50%) and the Bloomberg U.S. 1-3 Year Government Bond Index (50%). Fixed Income Investment Philosophy: Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	These fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), high yield floating rate loans (“Bank Loans”) and sovereign and corporate debt securities, and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and may purchase securities of issuers in default. The Fund may seek to obtain exposure to these investments through investments in affiliated or unaffiliated investment companies including exchange-traded funds (“ETFs”), the Goldman Sachs High Yield Fund, Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in U.S. or foreign fixed income securities.
Class P Shares [Member] | Goldman Sachs Short Duration Government Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and in repurchase agreements collateralized by such securities.Substantially all of the Fund’s Net Assets will be invested in U.S. Government Securities and instruments based on U.S. Government Securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options and interest rate swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the ICE BofAML Two-Year U.S. Treasury Note Index, plus or minus 1 year, and over the past five years ended June 30, 2026, the duration of this index has ranged between 1.78 and 1.99 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the ICE BofAML Two-Year U.S. Treasury Note Index. Fixed Income Investment Philosophy: Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Substantially all of the Fund’s Net Assets will be invested in U.S. Government Securities and instruments based on U.S. Government Securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, options and interest rate swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities. 100% of the Fund’s portfolio will be invested in U.S. dollar-denominated securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”) and in repurchase agreements collateralized by such securities.
Class P Shares [Member] | Goldman Sachs US Mortgages Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) of U.S. issuers, including agency issued Mortgage-Backed Securities (“Agency Mortgage-Backed Securities”).The Fund generally expects to invest at least 90% of its Net Assets in Agency Mortgage-Backed Securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).A U.S. issuer is an issuer economically tied to the United States. The Fund may also invest in mortgage dollar rolls, asset-backed securities (including collateralized loan obligations (“CLOs”)) and foreign securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, primarily to manage the Fund’s duration, hedge the Fund’s portfolio risks, and/or gain exposure to certain fixed income securities. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s investments must be rated, at the time of purchase, at least BBB– by S&P Global Ratings (“S&P”), at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable credit rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, must be determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. Securitized Bond Index plus or minus 0.5 years, and over the past five years ended June 30, 2026, the duration of this Index has ranged between 3.86 and 6.31 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency Mortgage-Backed Securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund may utilize short positions to implement macro views on securities valuations, long term views on relative value or short term views on security mispricings, as well as any other views the Investment Adviser deems appropriate. For example, the Fund may enter into a TBA agreement to sell an Agency Mortgage-Backed Security that it believes will underperform. The Fund will benefit from a short position to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund’s portfolio managers seek to build a portfolio that reflects their investment views across the U.S. mortgages market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Securitized Bond Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A U.S. issuer is an issuer economically tied to the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund generally expects to invest at least 90% of its Net Assets in Agency Mortgage-Backed Securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) of U.S. issuers, including agency issued Mortgage-Backed Securities (“Agency Mortgage-Backed Securities”).
Class A C Inst Serv Inv R R6 Shares [Member] | Goldman Sachs High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities.Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.” The Fund may invest in all types of fixed income securities, including loan participations. The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar and in securities of issuers located in emerging countries denominated in any currency. However, to the extent that the Investment Adviser has entered into transactions that are intended to hedge the Fund’s position in a non-dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency. Under normal market conditions, the Fund may invest up to 20% of its Net Assets in investment grade fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).The Fund may invest in derivatives, including (i) credit default swap indices (or CDX) and total return swaps for hedging purposes or to seek to increase total return, and (ii) interest rate futures, forwards and swaps to manage the portfolio’s duration. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, plus or minus 2.5 years, depending on the Fund’s risk-adjusted positioning, and over the last five years ended June 30, 2026, the duration of this Index has ranged between 2.67 and 4.27 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund’s investments are selected using a bottom-up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 25% of its total assets in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar and in securities of issuers located in emerging countries denominated in any currency. However, to the extent that the Investment Adviser has entered into transactions that are intended to hedge the Fund’s position in a non-dollar denominated obligation against currency risk, such obligation will not be counted when calculating compliance with the 25% limitation on obligations in non-U.S. currency. Under normal market conditions, the Fund may invest up to 20% of its Net Assets in investment grade fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities.
Class A C Inst Serv Inv R R6 Shares [Member] | Goldman Sachs Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in bonds and other fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations), high yield non-investment grade securities (securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”), loan participations and loan assignments and convertible securities. The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. The Fund may invest in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. The Fund may invest up to 15% of its total assets measured at the time of purchase (“Total Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may also purchase securities of issuers in default.The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency Mortgage-Backed Securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund may utilize short positions to implement macro views on securities valuations, long term views on relative value or short term views on security mispricings, as well as any other views the Investment Adviser deems appropriate. For example, the Fund may enter into a TBA agreement to sell an Agency Mortgage-Backed Security that it believes will underperform. The Fund will benefit from a short position to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s investments in non-investment grade securities (i.e., junk bonds) will not exceed 25% of its Total Assets at the time of purchase. Otherwise, the Fund invests in fixed income securities rated at least BBB– or Baa3 at the time of purchase. Securities will either be rated by an NRSRO or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. Aggregate Bond Index (the “Index”), plus or minus 2.5 years, and over the last five years ended June 30, 2026, the duration of the Index has ranged between 5.79 and 6.53 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Aggregate Bond Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”), loan participations and loan assignments and convertible securities. The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) forwards, interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. The Fund may invest in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. The Fund may invest up to 15% of its total assets measured at the time of purchase (“Total Assets”) in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may also purchase securities of issuers in default.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in bonds and other fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations), high yield non-investment grade securities (securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality)
Class A C Inst Serv Inv R R6 Shares [Member] | Goldman Sachs Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in core fixed income securities.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”) and asset-backed securities (including collateralized loan obligations). The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. Core fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB-, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).The Fund may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency Mortgage-Backed Securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund may utilize short positions to implement macro views on securities valuations, long term views on relative value or short term views on security mispricings, as well as any other views the Investment Adviser deems appropriate. For example, the Fund may enter into a TBA agreement to sell an Agency Mortgage-Backed Security that it believes will underperform. The Fund will benefit from a short position to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets measured at the time of purchase (“Total Assets”), and 10% of the Fund’s Total Assets may be invested in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s Total Assets. The Fund may invest in fixed income securities rated at least BBB– or Baa3 at the time of purchase. Securities will either be rated by an NRSRO or, if unrated, determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. Aggregate Bond Index (the “Index”) plus or minus one year, and over the last five years ended June 30, 2026, the duration of the Index has ranged between 5.79 and 6.53 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Aggregate Bond Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”) and asset-backed securities (including collateralized loan obligations). The Fund may also invest in custodial receipts, fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and convertible securities. Core fixed income securities are fixed income securities that are rated investment grade (i.e., securities rated BBB-, Baa3 or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in core fixed income securities.
Class A C Inst Inv R R6 Shares [Member] | Goldman Sachs High Yield Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in domestic or foreign floating rate loans and other floating or variable rate obligations rated below investment grade.Non-investment grade obligations are those rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”The Fund’s investments in floating and variable rate obligations may include, without limitation, senior secured loans (including assignments and participations), second lien loans, senior unsecured and subordinated loans, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), debt issued by governments, their agencies and instrumentalities, and debt issued by central banks. The Fund may invest indirectly in loans by purchasing participations or sub-participations from financial institutions. Participations and sub-participations represent the right to receive a portion of the principal of, and all of the interest relating to such portion of, the applicable loan. The Fund expects to invest principally in the U.S. loan market and, to a lesser extent, in the European loan market. The Fund may also invest in other loan markets, although it does not currently intend to do so. Under normal conditions, the Fund may invest up to 20% of its Net Assets in fixed income instruments, of any credit rating, including fixed rate corporate bonds, government bonds, convertible debt obligations, and mezzanine fixed income instruments. The Fund may also invest in floating or variable rate instruments that are rated investment grade and in preferred stock, repurchase agreements and cash securities. The Fund may also invest in derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund’s investments in derivatives may include credit default swaps on credit and loan indices, forward contracts and total return swaps, among others. The Fund may use currency management techniques, such as forward foreign currency contracts, for hedging or non-hedging purposes. The Fund may invest in interest rate futures and swaps to manage the portfolio’s duration. Derivatives that provide exposure to floating or variable rate loans or obligations rated below investment grade are counted towards the Fund’s 80% policy. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged), plus or minus one year, and over the last five years ended June 30, 2026, the duration of this index has ranged between 0.01 and 0.19 years. The Fund’s investments in floating rate obligations will generally have short to intermediate maturities (approximately 4-7 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund’s investments are selected using a bottom-up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the S&P UBS Leveraged Loan Index (Total Return, USD, Unhedged).
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Non-investment grade obligations are those rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund’s investments in floating and variable rate obligations may include, without limitation, senior secured loans (including assignments and participations), second lien loans, senior unsecured and subordinated loans, senior and subordinated corporate debt obligations (such as bonds, debentures, notes and commercial paper), debt issued by governments, their agencies and instrumentalities, and debt issued by central banks. The Fund may invest indirectly in loans by purchasing participations or sub-participations from financial institutions. Participations and sub-participations represent the right to receive a portion of the principal of, and all of the interest relating to such portion of, the applicable loan. The Fund expects to invest principally in the U.S. loan market and, to a lesser extent, in the European loan market.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in domestic or foreign floating rate loans and other floating or variable rate obligations rated below investment grade.
Class A C Inst Inv R R6 Shares [Member] | Goldman Sachs Short Duration High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities.Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”The Fund may invest in all types of fixed income securities including, without limitation, the following: (i) fixed rate and floating rate income securities; (ii) loans and loan participations including: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating, or variable interest rates; (iii) convertible securities; (iv) collateralized debt, bond and loan obligations; (v) bank and corporate debt obligations; (vi) preferred securities and trust preferred securities; (vii) structured securities, including credit-linked notes; and/or (viii) listed and unlisted, public and private, rated and unrated debt instruments and other obligations, including those of financially troubled companies (sometimes known as “distressed securities” or “defaulted securities”).The Fund may invest in fixed income instruments and obligations directly, or indirectly by investing in derivative or synthetic instruments, including, without limitation, credit default swaps (including credit default swaps on credit related indices) and loan credit default swaps. Derivatives or synthetic instruments that provide exposure to high yield, non-investment grade fixed income securities are counted towards the Fund’s 80% policy. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund may invest in U.S. dollar denominated as well as non-U.S. dollar denominated (foreign) securities. The Fund may also hold cash, and/or invest in cash equivalents. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index, plus or minus 2 years, and over the last five years ended June 30, 2026, the duration of this index has ranged between 1.83 and 2.70 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund’s investments are selected using a bottom-up analysis that incorporates fundamental research, a focus on market conditions and pricing trends, quantitative research, and news or market events. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. The selection of individual investments is based on the overall risk and return profile of the investment taking into account liquidity, structural complexity, cash flow uncertainty and downside potential. Research analysts and portfolio managers systematically assess portfolio positions, taking into consideration, among other factors, broader macroeconomic conditions and industry and company-specific financial performance and outlook. Based upon this analysis, the Investment Adviser will sell positions determined to be overvalued and reposition the portfolio in more attractive investment opportunities on a relative basis given the current climate. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Non-investment grade securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality, and are commonly referred to as “junk bonds.”
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in all types of fixed income securities including, without limitation, the following: (i) fixed rate and floating rate income securities; (ii) loans and loan participations including: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating, or variable interest rates; (iii) convertible securities; (iv) collateralized debt, bond and loan obligations; (v) bank and corporate debt obligations; (vi) preferred securities and trust preferred securities; (vii) structured securities, including credit-linked notes; and/or (viii) listed and unlisted, public and private, rated and unrated debt instruments and other obligations, including those of financially troubled companies (sometimes known as “distressed securities” or “defaulted securities”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in high-yield, fixed income securities that, at the time of purchase, are non-investment grade securities.
Class A C Inst Inv R R6 Shares [Member] | Goldman Sachs Dynamic Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.The types of bonds and other fixed income investments in which the Fund may invest include, but are not limited to: U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non-U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. Non-investment grade fixed income securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.The Fund may invest in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”). Such investments may include sovereign debt issued by emerging countries that have sovereign ratings below investment grade or that are unrated. There is no limitation to the amount the Fund invests in non-investment grade or emerging market securities. From time to time, the Fund may also invest in preferred stock. The Fund’s investments may be denominated in currencies other than the U.S. dollar. The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund also intends to invest in other derivative instruments. Derivatives are instruments that have a value based on another instrument, exchange rate, interest rate or index. The Fund’s investments in derivatives may include, in addition to forward foreign currency exchange contracts, futures contracts (including interest rate futures and treasury and sovereign bond futures), options (including options on futures contracts, swaps, bonds, stocks and indexes), swaps (including credit default, index, basis, total return, volatility, interest rate and currency swaps), and other forward contracts. The Fund may use derivatives instead of buying and selling bonds to manage duration, to gain exposure or to short individual securities or to gain exposure to a credit or asset backed index. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency Mortgage-Backed Securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund may utilize short positions to implement macro views on securities valuations, long term views on relative value or short term views on security mispricings, as well as any other views the Investment Adviser deems appropriate. For example, the Fund may enter into a TBA agreement to sell an Agency Mortgage-Backed Security that it believes will underperform. The Fund will benefit from a short position to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). “Dynamic” in the Fund’s name means that the Fund implements a flexible bond strategy that invests tactically across the global fixed income universe. The Fund attempts to exploit pricing anomalies throughout the global fixed income and currency markets. Additionally, the Fund uses short positions and derivatives for both investment and hedging purposes. The Fund may sell investments that the portfolio managers believe are no longer favorable with regard to these factors. The Investment Adviser employs a fundamental investment process that may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the ICE BofAML Three-Month U.S. Treasury Bill Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.“Dynamic” in the Fund’s name means that the Fund implements a flexible bond strategy that invests tactically across the global fixed income universe.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The types of bonds and other fixed income investments in which the Fund may invest include, but are not limited to: U.S. Government securities (such as U.S. Treasury securities or Treasury inflation protected securities and including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”)), non-U.S. sovereign debt, agency securities, corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations (“CLOs”)), custodial receipts, municipal securities, loan participations and loan assignments and convertible securities. The Fund’s investments in loan participations and loan assignments may include, but are not limited to: (a) senior secured floating rate and fixed rate loans or debt (“Senior Loans”), (b) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt (“Second Lien Loans”) and (c) other types of secured or unsecured loans with fixed, floating or variable interest rates. The Fund may invest in fixed income securities of any maturity. Non-investment grade fixed income securities are securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Investment Adviser to be of comparable credit quality.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in a broadly diversified portfolio of U.S. and foreign investment grade and non-investment grade bonds and other fixed income investments.
Class A C Inst Inv R R6 Shares [Member] | Goldman Sachs Inflation Protected Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in inflation protected securities (“IPS”) of varying maturities issued by the U.S. Treasury (“TIPS”) and other U.S. and non-U.S. Government agencies and corporations (“CIPS”).IPS are designed to provide inflation protection to investors. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (the “CPIU”) as the measurement of inflation, while other issuers of IPS may use other indices as the measure of inflation. IPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the CPIU. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation protected bonds typically have lower yields than conventional fixed-rate bonds. The remainder of the Fund’s Net Assets (up to 20%) may be invested in other fixed income securities, including securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), asset-backed securities, mortgage-backed securities, corporate securities, non-investment grade fixed income securities and securities issued by foreign corporate and governmental issuers. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund also intends to invest in derivatives, including (but not limited to) futures and inflation-linked swaps, primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration, and/or gain exposure to certain fixed income securities.The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, plus or minus 2 years, and over the past five years ended June 30, 2026, the duration of this index has ranged between 6.17 and 7.84 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. TIPS Index. Fixed Income Investment Philosophy: Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	IPS are designed to provide inflation protection to investors. The U.S. Treasury uses the Consumer Price Index for Urban Consumers (the “CPIU”) as the measurement of inflation, while other issuers of IPS may use other indices as the measure of inflation. IPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The remainder of the Fund’s Net Assets (up to 20%) may be invested in other fixed income securities, including securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), asset-backed securities, mortgage-backed securities, corporate securities, non-investment grade fixed income securities and securities issued by foreign corporate and governmental issuers. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund also intends to invest in derivatives, including (but not limited to) futures and inflation-linked swaps, primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration, and/or gain exposure to certain fixed income securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in inflation protected securities (“IPS”) of varying maturities issued by the U.S. Treasury (“TIPS”) and other U.S. and non-U.S. Government agencies and corporations (“CIPS”).
Class A C Inst Inv R R6 Shares [Member] | Goldman Sachs Short Duration Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in U.S. or foreign fixed income securities.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.These fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), high yield floating rate loans (“Bank Loans”) and sovereign and corporate debt securities, and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and may purchase securities of issuers in default. The Fund may seek to obtain exposure to these investments through investments in affiliated or unaffiliated investment companies including exchange-traded funds (“ETFs”), the Goldman Sachs High Yield Fund, Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund.The Fund may not invest, in the aggregate, more than 20% of its total assets measured at the time of purchase (“Total Assets”) in (i) emerging countries debt and (ii) non-investment grade fixed income securities. The Fund may engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile). The Fund also intends to invest in other derivative instruments, including (but not limited to) interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. Except as described above, the Fund invests in fixed income securities rated at least BBB- or Baa3 at the time of purchase. The Fund will deem a security to have the highest credit rating assigned to it from an NRSRO at the time of purchase, if more than one NRSRO rates the security. Unrated securities may be purchased by the Fund if they are determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Goldman Sachs Short Duration Bond Fund Composite Index plus or minus two years, and during the past five years ended June 30, 2026, the duration of this index ranged between 1.72 and 1.96 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the Goldman Sachs Short Duration Bond Fund Composite Index (Total Return, USD, Unhedged), which is comprised of the Bloomberg U.S. 1-3 Year Corporate Bond Index (50%) and the Bloomberg U.S. 1-3 Year Government Bond Index (50%). Fixed Income Investment Philosophy: Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	These fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate debt securities, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), asset-backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), high yield floating rate loans (“Bank Loans”) and sovereign and corporate debt securities, and other instruments of issuers in emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”) and may purchase securities of issuers in default. The Fund may seek to obtain exposure to these investments through investments in affiliated or unaffiliated investment companies including exchange-traded funds (“ETFs”), the Goldman Sachs High Yield Fund, Goldman Sachs Emerging Markets Debt Fund and Goldman Sachs Local Emerging Markets Debt Fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in U.S. or foreign fixed income securities.
Class A Inst Inv Separate Account Inst R6 Shares [Member] | Goldman Sachs Investment Grade Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in investment grade fixed income securities.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities are securities that are rated at the time of purchase at least BBB– by S&P Global Ratings (“S&P’s”), at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable credit rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are determined by the Investment Adviser to be of comparable credit quality.The Fund may invest in corporate securities, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, and fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”). The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Although the Fund may invest without limit in foreign securities, the Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets at the time of investment, and 10% of the Fund’s total assets may be invested in obligations of emerging countries. Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s total assets.The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. Credit Index, plus or minus one year, and over the last five years ended June 30, 2026, the duration of this Index has ranged between 6.35 and 8.75 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund’s portfolio management team seeks to build a portfolio that reflects their investment views across the investment grade credit market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Credit Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security. Investment grade securities are securities that are rated at the time of purchase at least BBB– by S&P Global Ratings (“S&P’s”), at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable credit rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are determined by the Investment Adviser to be of comparable credit quality.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in corporate securities, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities, and fixed income securities issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and the political subdivisions, agencies and instrumentalities thereof (“Municipal Securities”). The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Fund’s portfolio risks, manage the Fund’s duration and/or gain exposure to certain fixed income securities or indices. Although the Fund may invest without limit in foreign securities, the Fund’s investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets at the time of investment, and 10% of the Fund’s total assets may be invested in obligations of emerging countries. Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Fund’s total assets.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in investment grade fixed income securities.
Class A Inst Inv Separate Account Inst R6 Shares [Member] | Goldman Sachs US Mortgages Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) of U.S. issuers, including agency issued Mortgage-Backed Securities (“Agency Mortgage-Backed Securities”).The Fund generally expects to invest at least 90% of its Net Assets in Agency Mortgage-Backed Securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).A U.S. issuer is an issuer economically tied to the United States. The Fund may also invest in mortgage dollar rolls, asset-backed securities (including collateralized loan obligations (“CLOs”)) and foreign securities. The Fund also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, primarily to manage the Fund’s duration, hedge the Fund’s portfolio risks, and/or gain exposure to certain fixed income securities. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). The Fund’s investments must be rated, at the time of purchase, at least BBB– by S&P Global Ratings (“S&P”), at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or have a comparable credit rating by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, must be determined by the Investment Adviser to be of comparable credit quality. The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Bloomberg U.S. Securitized Bond Index plus or minus 0.5 years, and over the past five years ended June 30, 2026, the duration of this Index has ranged between 3.86 and 6.31 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Fund may implement short positions and may do so by using swaps, options or futures, TBA agreements in Agency Mortgage-Backed Securities, or through short sales of any instrument that the Fund may purchase for investment. For example, the Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset. The Fund may utilize short positions to implement macro views on securities valuations, long term views on relative value or short term views on security mispricings, as well as any other views the Investment Adviser deems appropriate. For example, the Fund may enter into a TBA agreement to sell an Agency Mortgage-Backed Security that it believes will underperform. The Fund will benefit from a short position to the extent the asset decreases in value (and will be harmed to the extent the asset increases in value) between the time it enters into the futures contract and the agreed date of sale. Alternatively, the Fund may sell an instrument (e.g., a bond, or a futures contract) it does not own in anticipation of a decline in the market value of the instrument, and then borrow the instrument to make delivery to the buyer. In these transactions, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The Fund’s portfolio managers seek to build a portfolio that reflects their investment views across the U.S. mortgages market consistent with the Fund’s overall risk budget and the views of the Investment Adviser’s Global Fixed Income top-down teams. As part of the Investment Adviser’s fundamental investment process, the Investment Adviser may integrate environmental, social and governance (“ESG”) factors alongside traditional fundamental factors. No one factor or consideration is determinative in the fundamental investment process. The Investment Adviser measures the Fund’s performance against the Bloomberg U.S. Securitized Bond Index.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A U.S. issuer is an issuer economically tied to the United States.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund generally expects to invest at least 90% of its Net Assets in Agency Mortgage-Backed Securities in addition to other securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in securities representing direct or indirect interests in or that are collateralized by adjustable rate and fixed rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”) of U.S. issuers, including agency issued Mortgage-Backed Securities (“Agency Mortgage-Backed Securities”).
Class A Inst Serv Adm Inv R6 Shares [Member] | Goldman Sachs Enhanced Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities and derivatives that have similar economic characteristics to such securities.A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset- backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”). The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). Except for asset-backed securities, Mortgage-Backed Securities and U.S. Treasury securities deliverable in futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities and Mortgage-Backed Securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities.The Fund may not invest, in the aggregate, more than 10% of its total assets measured at the time of purchase (“Total Assets”) in (i) emerging countries debt and (ii) non-investment grade fixed income securities. The Fund may engage in forward foreign currency transactions in G4 currencies (U.S. dollar, euro, Great British pound and Japanese yen) for both hedging and non-hedging purposes. The Fund may invest in obligations of domestic and foreign issuers that are denominated in currencies other than the U.S. dollar (and may also be denominated in a currency other than that associated with the issuer’s domicile). The Fund also intends to invest in other derivative instruments, including (but not limited to) interest rate futures contracts, options (including options on futures contracts, swaps, bonds and indexes), swaps (including credit default, index, basis, total return, volatility and currency swaps) and other forward contracts. The Fund may use derivatives, instead of buying and selling debt directly, to manage duration, to gain exposure to certain securities or indexes, or to take short positions with respect to individual securities or indexes. The Fund may invest in derivatives that are not denominated in U.S. dollars. The Fund may gain exposure to Agency Mortgage-Backed Securities through several methods, including by utilizing to-be-announced (“TBA”) agreements in Agency Mortgage-Backed Securities or through the use of reverse repurchase agreements. TBA agreements for Agency Mortgage-Backed Securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. A reverse repurchase agreement enables the Fund to gain exposure to specified pools of Agency Mortgage-Backed Securities by purchasing them on a forward settling basis and using the proceeds of the reverse repurchase agreement to settle the trade. The Fund’s target duration range under normal interest rate conditions is expected to be approximately 1 year plus or minus 1 year, and over the past five years ended June 30, 2026, the duration of the ICE BofAML One-Year U.S. Treasury Note Index has ranged between 0.88 to 1.00 years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price. The Investment Adviser measures the Fund’s performance against the ICE BofAML One-Year U.S. Treasury Note Index. Fixed Income Investment Philosophy: Our process: ◼Combines diversified sources of return by employing multiple strategies ◼Takes a global perspective to seek relative value opportunities ◼Employs focused specialist teams to seek to identify short-term mis-pricings and incorporate long-term views ◼Emphasizes a risk-aware approach as we view risk management as both an offensive and defensive tool No one factor or consideration is determinative in the fundamental investment process.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A fixed income security is a debt instrument issued by a company, government or other entity to borrow money. The issuer typically pays a fixed, variable, or floating rate of interest and must repay the amount borrowed, usually at the maturity of the security.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Fixed income securities include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), including agency issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Agency Mortgage-Backed Securities”), corporate notes, privately issued adjustable rate and fixed rate mortgage-backed securities or other mortgage-related securities (“Private Mortgage-Backed Securities” and, together with Agency Mortgage-Backed Securities, “Mortgage-Backed Securities”), commercial paper, fixed and floating rate asset- backed securities (including collateralized loan obligations), high yield non-investment grade fixed income securities (i.e., securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Investment Adviser to be of comparable credit quality), sovereign and corporate debt securities, and other U.S. dollar denominated debt instruments of emerging market countries (“emerging countries debt”). The Fund may also invest in fixed income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) (“Municipal Securities”). The Fund may also seek to obtain exposure to fixed income investments through investments in affiliated or unaffiliated investment companies, including exchange-traded funds (“ETFs”). Except for asset-backed securities, Mortgage-Backed Securities and U.S. Treasury securities deliverable in futures transactions, the Fund will not invest in securities with remaining maturities of more than 5 years as determined in accordance with the SAI. With respect to asset-backed securities and Mortgage-Backed Securities, the Fund will not invest in asset-backed securities with a weighted average life of more than 5 years. In pursuing the Fund’s investment objective, the Investment Adviser will seek to enhance the Fund’s return by identifying those fixed income securities that are within the maturity limitations discussed above and that the Investment Adviser believes offer advantageous yields relative to other similar securities.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (“Net Assets”) in fixed income securities and derivatives that have similar economic characteristics to such securities.